PLANT EQUIPMENT AND MINING PROPERTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PLANT EQUIPMENT AND MINING PROPERTIES
Net book value	$ 125,365	$ 53,801
Statement [Line Items]
Beginning Balance	81,719	80,323
Additions/ Transfers	18,931	5,139
Transfer from exploration and evaluation assets	35,005
Royalty buyback	21,787
Writendowns	(2,078)	(3,703)
Effect of movements in exchange rates	42	(40)
Ending balance	155,406
Accumulated Depletion And Depreciation, Beginning Balance	27,918	27,254
Accumulated Depletion And Depreciation, Additions / Transfers	3,687	3,379
Accumulated Depletion And Depreciation, Writedowns	(1,564)	(2,715)
Accumulated Depletion And Depreciation, Ending Balance	30,041	27,918
Computer Equipment [Member]
PLANT EQUIPMENT AND MINING PROPERTIES
Net book value	551	763
Statement [Line Items]
Beginning Balance	1,763	1,929
Additions/ Transfers	200	18
Transfer from exploration and evaluation assets	0
Royalty buyback	0
Writendowns	(7)	(183)
Effect of movements in exchange rates	0	(1)
Ending balance	1,956
Accumulated Depletion And Depreciation, Beginning Balance	1,000	781
Accumulated Depletion And Depreciation, Additions / Transfers	410	401
Accumulated Depletion And Depreciation, Writedowns	(5)	(182)
Accumulated Depletion And Depreciation, Ending Balance	1,405	1,000
Buildings and construction in process [Member]
PLANT EQUIPMENT AND MINING PROPERTIES
Net book value	12,292	11,752
Statement [Line Items]
Beginning Balance	14,982	15,370
Additions/ Transfers	842	445
Transfer from exploration and evaluation assets	0
Royalty buyback	0
Writendowns	0	(822)
Effect of movements in exchange rates	27	(11)
Accumulated Depletion And Depreciation, Beginning Balance	3,230	3,323
Accumulated Depletion And Depreciation, Additions / Transfers	329	339
Accumulated Depletion And Depreciation, Writedowns	0	(432)
Accumulated Depletion And Depreciation, Ending Balance	3,559	3,230
Mining Property [Member]
PLANT EQUIPMENT AND MINING PROPERTIES
Net book value	70,068	9,331
Statement [Line Items]
Beginning Balance		18,375
Additions/ Transfers	4,436	870
Transfer from exploration and evaluation assets	35,005
Royalty buyback	21,787
Writendowns	0	0
Effect of movements in exchange rates	12	(15)
Ending balance	80,470	19,230
Accumulated Depletion And Depreciation, Beginning Balance	9,899	9,473
Accumulated Depletion And Depreciation, Additions / Transfers	503	426
Accumulated Depletion And Depreciation, Writedowns	0	0
Accumulated Depletion And Depreciation, Ending Balance	10,402	9,899
Office Equipment Furniture And Fixtures [Member]
PLANT EQUIPMENT AND MINING PROPERTIES
Net book value	454	548
Statement [Line Items]
Beginning Balance	1,191	844
Additions/ Transfers	55	395
Transfer from exploration and evaluation assets	0
Royalty buyback	0
Writendowns	(12)	(36)
Effect of movements in exchange rates	0	(12)
Ending balance	1,234
Accumulated Depletion And Depreciation, Beginning Balance	643	548
Accumulated Depletion And Depreciation, Additions / Transfers	148	130
Accumulated Depletion And Depreciation, Writedowns	(11)	(35)
Accumulated Depletion And Depreciation, Ending Balance	780	643
Mine Machinery And Transportation Equipment [Member]
PLANT EQUIPMENT AND MINING PROPERTIES
Net book value	18,226	11,034
Statement [Line Items]
Beginning Balance	16,331	17,573
Additions/ Transfers	8,973	417
Transfer from exploration and evaluation assets	0
Royalty buyback	0
Writendowns	(1,716)	(1,679)
Effect of movements in exchange rates	3	20
Ending balance	23,591
Accumulated Depletion And Depreciation, Beginning Balance	5,297	5,235
Accumulated Depletion And Depreciation, Additions / Transfers	1,523	1,534
Accumulated Depletion And Depreciation, Writedowns	(1,455)	(1,472)
Accumulated Depletion And Depreciation, Ending Balance	5,365	5,297
Mill Machinery And Processing Equipment [Member]
PLANT EQUIPMENT AND MINING PROPERTIES
Net book value	23,774	20,373
Statement [Line Items]
Beginning Balance	28,222	26,232
Additions/ Transfers	4,425	2,994
Transfer from exploration and evaluation assets	0
Royalty buyback	0
Writendowns	(343)	(983)
Effect of movements in exchange rates	0	(21)
Ending balance	32,304
Accumulated Depletion And Depreciation, Beginning Balance	7,849	7,894
Accumulated Depletion And Depreciation, Additions / Transfers	774	549
Accumulated Depletion And Depreciation, Writedowns	(93)	(594)
Accumulated Depletion And Depreciation, Ending Balance	$ 8,530	$ 7,849